Schedule of Investments

August 31, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Asset-Backed Securities [90.7%]
Other ABS [90.7%]
AIMCO CLO 17, Ser 2024-17A, Cl FR
11.782%, TSFR3M + 6.500%, 07/20/37(B)(C)	$502	$482
AIMCO CLO 17 Equity, Ser 2022-17A, Cl SUB
15.990%, 07/20/37(A)	10,250	8,350
AIMCO CLO 21, Ser 2024-21A, Cl F
11.825%, TSFR3M + 6.500%, 04/18/37(B)(C)	1,250	1,176
AIMCO CLO Equity, Ser 2021-15A, Cl SUB
14.080%, 10/17/34(A)(C)	9,750	5,340
ALM 2020 CLO Equity, Ser 2020-1A, Cl SUB
0.000%, 10/15/29(A)(C)(E)(F)	5,025	479
Apidos CLO XL Equity, Ser 2022-40A, Cl SUB
15.450%, 07/15/37(A)	2,250	1,936
Apidos CLO XXVIII Equity, Ser 2017-28A, Cl SUB
21.970%, 01/20/31(A)(C)	2,000	560
Apidos CLO XXXII Equity, Ser 2019-32A, Cl SUB
19.550%, 01/20/33(A)(C)	4,400	2,977
Apidos CLO XXXV Equity, Ser 2021-35A, Cl SUB
18.530%, 04/20/34(A)(C)	500	275
Ares LXII CLO Equity, Ser 2021-62A, Cl SUB
15.790%, 01/25/34(A)(C)	1,500	993
Barings CLO Equity, Ser 2018-2, Cl SUB
12.670%, 04/15/30(A)	1,000	370
Barings CLO Equity, Ser 2020-4A, Cl SUB
17.420%, 01/20/32(A)(C)	10,000	4,292
Battalion CLO XVI Equity, Ser 2019-16A, Cl SUB
31.240%, 12/19/32(A)(C)	2,500	803
BlueMountain CLO XXII Equity, Ser 2018-22A, Cl SUB
29.500%, 07/15/31(A)(C)	3,500	735
BlueMountain CLO XXIII Equity, Ser 2018-23A, Cl SUB
22.920%, 07/20/37(A)(C)	9,500	4,112
BlueMountain Fuji US CLO I, Ser 2017-1A, Cl E
11.544%, TSFR3M + 6.262%, 07/20/29(B)(C)	1,500	1,397
BlueMountain Fuji US CLO II Equity, Ser 2017-2A, Cl SUB
96.350%, 10/20/30(A)(C)	1,500	135

Description	Face Amount (000)	Value (000)
BlueMountain Fuji US CLO III Equity, Ser 2017-3A, Cl SUB
44.920%, 01/15/30(A)(C)	$4,225	$674
Burnham Park CLO Equity, Ser 2016-1A, Cl SUB
0.000%, 10/20/29(A)(B)(E)(F)	16,576	166
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
11.063%, TSFR3M + 5.762%, 10/15/30(B)(C)	400	394
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
10.947%, TSFR3M + 5.662%, 04/17/31(B)(C)	3,400	3,150
Carlyle Global Market Strategies CLO, Ser 2014-2R, Cl D
10.730%, TSFR3M + 5.612%, 05/15/31(B)(C)	500	484
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A, Cl INC
80.430%, 04/17/31(A)(C)(F)	500	40
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A, Cl SUB
0.000%, 07/20/31(A)(C)(E)(F)	613	6
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A, Cl SUB
16.710%, 07/20/34(A)	7,250	3,778
Carlyle US CLO Equity, Ser 2017-2A, Cl SUB
16.660%, 07/20/37(A)(C)	12,750	2,805
Carlyle US CLO Equity, Ser 2017-5A, Cl SUB
30.390%, 01/20/30(A)(C)	13,500	2,225
Carlyle US CLO Equity, Ser 2018-1A, Cl SUB
0.000%, 04/20/31(A)(C)(E)(F)	600	24
Clover CLO Equity, Ser 2019-2A, Cl SUB
13.910%, 10/25/33(A)(C)	3,000	1,885
Crown Point CLO IV, Ser 2018-4A, Cl E
11.044%, TSFR3M + 5.762%, 04/20/31(B)(C)	1,000	906
Dryden 40 Senior Loan Fund CLO, Ser 2018-40A, Cl FR
13.240%, TSFR3M + 8.122%, 08/15/31(B)(C)	500	299

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

August 31, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Dryden 64 CLO, Ser 2018-64A, Cl E
11.141%, TSFR3M + 5.862%, 04/18/31(B)(C)	$500	$463
Dryden 75 CLO Equity, Ser 2019-75A, Cl SUB
20.800%, 04/14/34(A)(C)	500	240
Dryden 93 CLO Equity, Ser 2021-93A, Cl SUB
16.340%, 01/15/34(A)(C)	13,250	5,244
Dryden 95 CLO Equity, Ser 2021-95A, Cl SUB
19.800%, 08/20/34(A)(C)	3,250	1,566
Eaton Vance CLO Equity, Ser 2020-1A, Cl SUB
16.090%, 10/15/37(A)(C)	6,920	4,350
Eaton Vance CLO Equity, Ser 2022-1A, Cl SUB
21.380%, 04/22/33(A)(C)	2,000	941
Eaton Vance CLO Equity, Ser 2024-21A, Cl SUB
10.310%, 04/18/37(A)(C)	10,750	8,768
Elmwood IX CLO Equity, Ser 2021-2A, Cl SUB
10.240%, 07/20/34(A)(C)	9,650	6,948
Flatiron CLO 18 Equity, Ser 2018-1A, Cl SUB
14.330%, 04/17/31(A)(C)	750	311
Flatiron CLO 23 CLO Equity, Ser 2023-1A, Cl SUB
7.230%, 04/17/36(A)(C)	1,100	891
Flatiron RR CLO 22 Equity, Ser 2021-2A, Cl SUB
14.230%, 10/15/34(A)(C)	8,750	6,145
Flatiron Warehouse CLO 25 Equity, Ser 02/24/2022
0.000%, 11/23/25(A)(D)(E)	2,579	3,418
Flatiron Warehouse CLO 25 Equity, Ser 03/05/2024
0.000%, 11/23/25(A)(D)(E)	1,600	1,717
Flatiron Warehouse CLO 25 Equity, Ser 04/18/2024
0.000%, 11/23/25(A)(D)(E)	1,600	1,690
Flatiron Warehouse CLO 25 Equity, Ser 07/03/2024
0.000%, 11/23/25(A)(D)(E)	1,600	1,639
Flatiron Warehouse CLO 25 Equity, Ser 07/13/2022
0.000%, 11/23/25(A)(D)(E)	2,450	3,157
Flatiron Warehouse CLO 25 Equity, Ser 12/13/2021
0.000%, 11/23/25(A)(D)(E)	2,450	3,274
Greenwood Park CLO Equity, Ser 2018-1A, Cl SUB
33.350%, 04/15/31(A)(C)	12,075	2,415
Grippen Park CLO Equity, Ser 2017-1A, Cl SUB
9.890%, 01/20/30(A)(C)	500	95

Description	Face Amount (000)	Value (000)
LCM XV CLO, Ser 2014-15, Cl ER
12.044%, TSFR3M + 6.762%, 07/20/30(B)(C)	$4,250	$3,684
LCM XXII CLO, Ser 2018-22A, Cl DR
11.044%, TSFR3M + 5.762%, 10/20/28(B)(C)	1,250	1,043
LCM XXIII CLO, Ser 2016-23A, Cl D
12.594%, TSFR3M + 7.312%, 10/20/29(B)(C)	500	358
LCM XXV CLO, Ser 2017-25A, Cl E
11.944%, TSFR3M + 6.662%, 07/20/30(B)(C)	750	510
Magnetite XL CLO, Ser 2024-40A, Cl F
11.832%, TSFR3M + 6.500%, 07/15/37(B)(C)	500	437
Magnetite XL CLO Equity, Ser 2024-40A, Cl SUB
10.400%, 07/15/37(A)(C)	20,136	17,563
Magnetite XVI CLO Equity, Ser 2015-16A, Cl SUB
31.900%, 01/18/28(A)(C)	750	23
Midocean Credit CLO IX, Ser 2018-9A, Cl INC
88.780%, 07/20/31(A)(C)	750	22
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A, Cl SUB
17.240%, 10/23/34(A)(C)	12,000	6,241
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A, Cl SUB
13.880%, 04/15/35(A)(C)	8,750	5,862
Neuberger Berman CLO Equity, Ser 2021-42A, Cl SUB
16.570%, 07/16/35(A)	2,000	1,270
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A, Cl INC
21.590%, 10/18/30(A)(C)	800	272
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A, Cl INC
32.240%, 07/15/36(A)(C)	1,070	289
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A, Cl SUB
17.390%, 04/16/33(A)(C)	500	249
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A, Cl SUB
15.240%, 01/20/36(A)(C)	9,250	5,630
Octagon 55 CLO Equity, Ser 2021-1A, Cl SUB
20.260%, 07/20/34(A)(C)	1,250	615

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

August 31, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Octagon Investment Partners 26 CLO, Ser 2016-1A, Cl ER
10.963%, TSFR3M + 5.662%, 07/15/30(B)(C)	$3,125	$2,859
Octagon Investment Partners 31 CLO, Ser 2017-1A, Cl F
13.744%, TSFR3M + 8.462%, 07/20/30(B)(C)	700	623
Octagon Investment Partners CLO 30 Equity, Ser 2017-1A, Cl SUB
32.860%, 03/17/30(A)(C)	3,000	250
Octagon Investment Partners CLO 47 Equity, Ser 2020-1A, Cl SUB
21.520%, 07/20/34(A)(C)	2,000	882
Octagon Investment Partners CLO Equity, Ser 2018-1A, Cl SUB
38.900%, 01/20/31(A)(C)	2,250	256
Octagon Investment Partners XVII CLO, Ser 2013-1A, Cl ER2
10.696%, TSFR3M + 5.412%, 01/25/31(B)(C)	1,081	977
Octagon Investment Partners XXII CLO, Ser 2014-1A, Cl ERR
10.994%, TSFR3M + 5.712%, 01/22/30(B)(C)	2,500	2,391
Regatta XI Funding CLO Equity, Ser 2018-1A, Cl SUB
19.050%, 07/17/37(A)(C)	500	175
Rockford Tower CLO Equity, Ser 2018-1A, Cl SUB
26.720%, 05/20/31(A)(C)	2,500	525
Rockford Tower CLO Equity, Ser 2021-1A, Cl SUB
16.790%, 07/20/34(A)(C)	4,100	2,460
Rockford Tower CLO Equity, Ser 2021-2A, Cl SUB
19.090%, 07/20/34(A)(C)	4,750	2,743
RR 3 CLO Equity, Ser 2018-3A, Cl PREF
18.690%, 01/15/30(A)	3,750	534
Shackleton CLO, Ser 2013-3A, Cl ER
11.443%, TSFR3M + 6.142%, 07/15/30(B)(C)	3,000	2,850
Shackleton CLO, Ser 2014-5RA, Cl E
11.544%, TSFR3M + 6.412%, 05/07/31(B)(C)	2,100	1,959

Description	Face Amount (000)	Value (000)
Shackleton CLO, Ser 2017-11A, Cl E
11.680%, TSFR3M + 6.562%, 08/15/30(B)(C)	$3,250	$2,973
Shackleton CLO Equity, Ser 2019-14A, Cl SUB
17.830%, 07/20/34(A)(C)	3,000	1,970
Sound Point CLO II, Ser 2013-1A, Cl B2R
11.041%, TSFR3M + 5.762%, 01/26/31(B)(C)	599	488
Sound Point CLO III-R, Ser 2013-2RA, Cl E
11.563%, TSFR3M + 6.262%, 04/15/29(B)(C)	3,800	3,275
Sound Point CLO IV-R Equity, Ser 2013-3RA, Cl SUB
0.000%, 04/18/31(A)(C)(E)	3,750	9
Sound Point CLO VIII-R, Ser 2019-1RA, Cl E
12.163%, TSFR3M + 6.862%, 04/15/30(B)(C)	1,250	833
Sound Point CLO XIX, Ser 2018-1A, Cl E
11.213%, TSFR3M + 5.912%, 04/15/31(B)(C)	3,900	3,115
Sound Point CLO XIX Equity, Ser 2018-1A, Cl SUB
0.000%, 04/15/31(A)(C)(E)	4,500	135
Sound Point CLO XVI, Ser 2017-2A, Cl E
11.646%, TSFR3M + 6.362%, 07/25/30(B)(C)	3,063	2,479
Sound Point CLO XVII, Ser 2017-3A, Cl D
12.044%, TSFR3M + 6.762%, 10/20/30(B)(C)	500	444
Sound Point CLO XVII Equity, Ser 2017-3A, Cl SUB
89.330%, 10/20/30(A)(C)	3,250	166
Sound Point CLO XVIII, Ser 2017-4A, Cl D
11.044%, TSFR3M + 5.762%, 01/21/31(B)(C)	3,500	2,523
Sound Point CLO XX, Ser 2018-2A, Cl E
11.541%, TSFR3M + 6.262%, 07/26/31(B)(C)	3,000	2,302
Sound Point CLO XXI Equity, Ser 2018-3A, Cl SUB
55.070%, 10/26/31(A)(C)	1,000	70
Sounds Point CLO IV-R, Ser 2013-3RA, Cl E
11.791%, TSFR3M + 6.512%, 04/18/31(B)(C)	1,006	576

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments

August 31, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Southwick Park CLO Equity, Ser 2019-4A, Cl SUB
19.080%, 07/20/32(A)(C)	$2,000	$1,051
Steele Creek CLO, Ser 2016-1A, Cl ER
11.351%, TSFR3M + 6.012%, 06/15/31(B)(C)	1,500	1,195
Steele Creek CLO, Ser 2017-1A, Cl E
11.763%, TSFR3M + 6.462%, 10/15/30(B)(C)	1,900	1,579
Steele Creek CLO, Ser 2018-1A, Cl E
11.313%, TSFR3M + 6.012%, 04/15/31(B)(C)	4,000	3,184
Steele Creek CLO Equity, Ser 2014-1RA, Cl SUB
0.000%, 04/21/31(A)(E)(C)	21,168	87
Steele Creek CLO Equity, Ser 2017-1A, Cl SUB
0.000%, 10/15/30(A)(C)(E)	2,500	75
Steele Creek CLO Equity, Ser 2018-2A, Cl SUB
52.720%, 08/18/31(A)(C)	2,500	166
Symphony CLO XXVI Equity, Ser 2021-26A, Cl SUB
29.040%, 04/20/33(A)(C)	6,500	1,621
Tallman Park CLO Equity, Ser 2021-1A, Cl SUB
15.500%, 04/20/34(A)(C)	12,765	7,622
TCW CLO Equity, Ser 2021-1A, Cl SUB
20.830%, 03/18/34(A)(C)(F)	9,350	4,851
Upland CLO Equity, Ser 2016-1A, Cl SUB
22.570%, 04/20/31(A)	2,500	547
Voya CLO, Ser 2017-1A, Cl D
11.647%, TSFR3M + 6.362%, 04/17/30(B)(C)	1,500	1,417
Wehle Park CLO Equity, Ser 2014-1RA, Cl SUB
16.390%, 04/21/35(A)	17,250	11,541
Wellfleet CLO, Ser 2015-1A, Cl ER3
12.594%, TSFR3M + 7.312%, 07/20/29(B)(C)	1,000	637
Wellfleet CLO, Ser 2017-2A, Cl D
12.294%, TSFR3M + 7.012%, 10/20/29(B)(C)	1,500	1,392
Wellfleet CLO, Ser 2017-3A, Cl D
11.097%, TSFR3M + 5.812%, 01/17/31(B)(C)	750	680
Wellfleet CLO Equity, Ser 2020-2A, Cl SUB
22.510%, 07/15/34(A)	5,000	1,936

Description	Face Amount (000)/Shares	Value (000)
York CLO 2 Equity, Ser 2015-1A, Cl SUB
7.880%, 10/22/37(A)(C)	$750	$383

Total Asset-Backed Securities
(Cost $320,469)		229,394
Short-Term Investment [9.3%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.200%**	23,539,232	23,539
Total Short-Term Investment
(Cost $23,539)		23,539

Total Investments [100.0%]
(Cost $344,008)		$252,933

Percentages are based on net assets of $253,013 (000).

**	The rate reported is the 7-day effective yield as of August 31, 2024.
(A)	Level 3 security in accordance with fair value hierarchy. The rate reported is the effective yield as of August 31, 2024.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $184,071 (000), representing 72.8% of the net assets of the Fund.
(D)	This is a CLO warehouse position, which is a loan accumulation vehicle. Loan accumulation vehicles are financing structures intended to aggregate loans that may be used to form the basis of a CLO. Total as of August 31, 2024 was $14,895 (000).
(E)	Interest rate or effective yield not available.
(F)	As of August 31, 2024, the investment has been called. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any amortized cost, and/or, realized gain for any amounts received in excess of such amortized cost.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — 3 Month Term Secured Overnight Financing Rate

CNR-QH-004-1200

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4